John Hancock Financial Services
U.S. Wealth Management Law Department
601 Congress Street
Boston, MA 02210-2805
(617) 663-3192
Fax: (617) 663-2197
E-Mail: tloftus@jhancock.com

June 27, 2011
Alison T. White, Esq.
Senior Counsel
U.S. Securities and Exchange Commission
Office of Insurance Products
100 F Street, NE
Washington, D.C. 20549-4644

Re:	Manulife Financial Corporation and John Hancock Life Insurance Company (U.S.A.) Combined Registration Statements on Form F-3 (File Nos. 333-168694 and 333-168694-01)
Dear Ms. White:
Manulife Financial Corporation and John Hancock Life Insurance Company (U.S.A.) (the “Registrants”) transmit for filing via EDGAR this Pre-Effective Amendment No. 1 to the Registration Statements on Form F-3 under the Securities Act of 1933 (the “Act”) for the registration of the captioned Combined Registration Statements (the “Pre-Effective Amendment”).
This Pre-Effective Amendment reflects changes in response to comments you gave us over the telephone on May 12, 2011 in regard to the initial filing of the Combined Registration Statements on October 14, 2010, as filed with the Securities and Exchange Commission (the “Commission”) on August 9, 2010 (Accession No. 0000950123-10-075200), and as further modified by comments you gave to us over the telephone on December 7, 2010 and January 21, 2011. Your comments from the May 12, 2011 telephone call are shown in italics.
Comment 1: Front Page
Please bold the text “in part” that appears in the fourth sentence of the third paragraph appearing on the front page of the prospectus.
RESPONSE: We have bolded the identified text in the prospectus included in this Pre-Effective Amendment.
Comment 2: II. Overview — What kind of Contract is described in this Prospectus?
Please bold the first paragraph under the EXAMPLE that appears in this section.
RESPONSE: We have bolded the identified text in the prospectus included in this Pre-Effective Amendment.
Comment 3: II. Overview — How does my Account Value Grow?
Please duplicate on the prospectus’ front cover the sentence “The interest we will credit to your Account Value is never “linked” so as to directly correspond with any currently published CPI-U percentage,” that appears in the call-out box under the subsection “How We Set the Declared Interest rate and the Guaranteed Margin.”
RESPONSE: We have added the identified text as the last sentence of the third paragraph on the front cover of the prospectus included in this Pre-Effective Amendment.
Comment 4: VI. The MFC Subordinated Guarantee — Where You Can Find More Information
Please add MFC’s 1934 Act number to this subsection.

Alison T. White, Esq.
SEC Office of Insurance Products
June 27, 2011

RESPONSE: We have added MFC’s 1934 Act number to the first sentence in the second paragraph of the identified subsection in the prospectus included in this Pre-Effective Amendment.
This filing also includes other non-material changes of an updating nature.
On behalf of the Registrants and John Hancock Distributors LLC, their Principal Underwriter, I have been authorized to request an order to accelerate the effectiveness of the above-referenced Combined Registration Statements to the earliest possible time on June 27, 2011. I intend to make such request orally as soon as practicable after filing the Pre-Effective Amendment. As required by Rule 461(a) of the Act, the Registrants and Principal Underwriter certify that they are aware of their obligations under the Act.
The Commission staff has requested that the Registrants acknowledge and agree, and the Registrants do hereby acknowledge and state, that:
•	should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•	the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•	the Registrant may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.
Please do not hesitate to contact me on any matters regarding John Hancock’s modified variable annuity filings at (617) 663-3192 or, in my absence, please contact Arnold R. Bergman, Esq. at (617) 663-2184.
Very truly yours,
/s/ Thomas J. Loftus
Thomas J. Loftus
Senior Counsel — Annuities